Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Communication Services: 2.0%
6,737	(1)	Altice USA, Inc.	$ 226,431	0.2
218		Cable One, Inc.	417,437	0.3
6,149		Fox Corp. - Class A	204,823	0.1
398	(1)	IAC/InterActiveCorp	97,442	0.1
3,428		Interpublic Group of Cos., Inc.	89,539	0.1
2,911	(1)	Liberty Global PLC - Class A	71,683	0.0
10,438		New York Times Co.	534,113	0.4
581		Nexstar Media Group, Inc.	79,917	0.1
1,151	(1)	Pinterest, Inc.	92,748	0.1
13,636		Telephone & Data Systems, Inc.	243,948	0.2
1,756		ViacomCBS, Inc. - Class B	113,244	0.1
12,266	(1)	Yelp, Inc.	462,551	0.3
			2,633,876	2.0

		Consumer Discretionary: 15.0%
3,902	(1)	Adient plc	144,686	0.1
6,929	(1)	Adtalem Global Education, Inc.	272,310	0.2
7,454	(2)	American Eagle Outfitters, Inc.	191,568	0.1
4,594	(1)	Autonation, Inc.	344,642	0.3
2,612		BorgWarner, Inc.	117,540	0.1
10,529	(1)	Boyd Gaming Corp.	618,052	0.5
3,824		Brunswick Corp.	337,927	0.3
10,378	(1)	Caesars Entertainment, Inc.	969,720	0.7
2,452		Carter's, Inc.	204,668	0.1
236	(1)	Carvana Co.	66,906	0.0
30,075		Dana, Inc.	716,086	0.5
3,231	(1)	Deckers Outdoor Corp.	1,053,661	0.8
8,743		Dick's Sporting Goods, Inc.	623,988	0.5
437	(1)	Etsy, Inc.	96,258	0.1
13,533		Extended Stay America, Inc.	217,746	0.2
1,104	(1)	Five Below, Inc.	205,476	0.1
6,303		Foot Locker, Inc.	303,111	0.2
3,232	(1)	Fox Factory Holding Corp.	410,949	0.3
26,687		Gentex Corp.	944,186	0.7
2,641	(1)	Grand Canyon Education, Inc.	276,486	0.2
2,039	(1)	GrubHub, Inc.	130,639	0.1
11,890		H&R Block, Inc.	228,645	0.2
988	(1)	Helen of Troy Ltd.	214,198	0.2
1,629		Hilton Worldwide Holdings, Inc.	201,475	0.1
917		Jack in the Box, Inc.	93,855	0.1
13,381		KB Home	540,325	0.4
14,967		Kohl's Corp.	826,927	0.6
456		Lear Corp.	75,737	0.1
2,664		Lennar Corp. - Class A	221,032	0.2
1,780		Lithia Motors, Inc.	665,631	0.5
4,153	(1)	LKQ Corp.	163,587	0.1
8,264	(1)	Mattel, Inc.	166,933	0.1
76	(1)	NVR, Inc.	342,064	0.3
1,753	(1)	Ollie's Bargain Outlet Holdings, Inc.	144,938	0.1
8,846	(1)	Penn National Gaming, Inc.	1,024,190	0.8
740		Pool Corp.	247,730	0.2
4,499		Pulte Group, Inc.	202,950	0.1
876	(1),(2)	RH	429,564	0.3
6,648	(1)	Scientific Games Corp.	311,326	0.2
21,650		Service Corp. International	1,034,004	0.8
2,052	(1)	Skechers USA, Inc.	75,103	0.1
18,264	(1)	Taylor Morrison Home Corp.	502,443	0.4
2,671		Tempur Sealy International, Inc.	89,238	0.1
1,385		Texas Roadhouse, Inc.	125,869	0.1
4,242		Thor Industries, Inc.	496,568	0.4
2,373		Toll Brothers, Inc.	126,766	0.1
1,045	(1)	TopBuild Corp.	198,978	0.1
1,128		Tractor Supply Co.	179,307	0.1
11,920		Travel + Leisure Co.	720,325	0.5
24,956	(1)	Tri Pointe Homes, Inc.	474,164	0.4
278	(1)	Ulta Beauty, Inc.	89,608	0.1
5,289		Wendy's Company	108,054	0.1
3,780		Williams-Sonoma, Inc.	496,276	0.4
2,478		Wingstop, Inc.	337,380	0.3
3,514		Wyndham Hotels & Resorts, Inc.	229,394	0.2
1,923	(1)	YETI Holdings, Inc.	132,245	0.1
			19,763,434	15.0

		Consumer Staples: 3.2%
11,633	(2)	Albertsons Cos, Inc.	188,105	0.1
12,810	(1)	BJ's Wholesale Club Holdings, Inc.	514,706	0.4
132	(1)	Boston Beer Co., Inc.	135,790	0.1
1,021		Church & Dwight Co., Inc.	80,404	0.1
2,896	(1)	Darling Ingredients, Inc.	182,564	0.1
4,215		Energizer Holdings, Inc.	176,187	0.1
16,278		Flowers Foods, Inc.	354,046	0.3
1,252	(1)	Herbalife Nutrition Ltd.	56,315	0.0
2,412		Hershey Co.	351,308	0.3
7,476		Ingredion, Inc.	674,335	0.5
5,991		Nu Skin Enterprises, Inc.	306,619	0.2
6,751	(1)	Pilgrim's Pride Corp.	151,155	0.1
5,279	(1)	Post Holdings, Inc.	507,101	0.4
17,471	(1)	Sprouts Farmers Market, Inc.	368,813	0.3
3,324		Tyson Foods, Inc.	224,935	0.2
			4,272,383	3.2

		Energy: 1.5%
10,858		Cimarex Energy Co.	629,655	0.5
10,765		Devon Energy Corp.	231,878	0.2
5,171		EQT Corp.	91,992	0.1
39,785		Equitrans Midstream Corp.	287,646	0.2
1,998		Pioneer Natural Resources Co.	296,843	0.2
2,501		Targa Resources Corp.	77,356	0.1

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)(Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
10,417		World Fuel Services Corp.	$ 323,760	0.2
			1,939,130	1.5

		Financials: 15.7%
122		Alleghany Corp.	78,864	0.1
7,850		Ally Financial, Inc.	325,775	0.2
2,189		Ameriprise Financial, Inc.	484,294	0.4
5,014		Bank of Hawaii Corp.	438,725	0.3
16,345		Bank OZK	673,741	0.5
12,184	(1)	Brighthouse Financial, Inc.	486,020	0.4
3,132		Brown & Brown, Inc.	143,759	0.1
2,707		CIT Group, Inc.	122,762	0.1
8,343		Citizens Financial Group, Inc.	362,420	0.3
11,733		CNO Financial Group, Inc.	282,296	0.2
13,857		Commerce Bancshares, Inc.	1,025,834	0.8
3,699		East West Bancorp, Inc.	266,920	0.2
10,477		Essent Group Ltd.	431,967	0.3
4,532		Evercore, Inc.	542,798	0.4
760		Factset Research Systems, Inc.	230,972	0.2
8,899		Fifth Third Bancorp	308,706	0.2
9,945		First American Financial Corp.	522,510	0.4
13,667		Hancock Whitney Corp.	515,929	0.4
6,164		Hanover Insurance Group, Inc.	711,017	0.5
5,409		Hartford Financial Services Group, Inc.	274,182	0.2
6,196		Huntington Bancshares, Inc.	95,047	0.1
9,537		International Bancshares Corp.	415,622	0.3
9,652		Jefferies Financial Group, Inc.	280,294	0.2
777		Kinsale Capital Group, Inc.	136,799	0.1
3,329		LPL Financial Holdings, Inc.	437,897	0.3
131		MarketAxess Holdings, Inc.	72,828	0.0
41,061		MGIC Investment Corp.	500,123	0.4
170		MSCI, Inc. - Class A	70,468	0.0
1,636		Nasdaq, Inc.	226,242	0.2
28,619		Navient Corp.	354,303	0.3
7,786		New Residential Investment Corp.	80,040	0.1
6,078		New York Community Bancorp., Inc.	74,212	0.1
40,447		Old Republic International Corp.	781,840	0.6
1,983		PacWest Bancorp	71,864	0.0
6,982		Popular, Inc.	466,537	0.3
4,771		Primerica, Inc.	673,808	0.5
1,891		PROG Holdings, Inc.	94,550	0.1
1,015		Prosperity Bancshares, Inc.	74,572	0.1
10,043		Regions Financial Corp.	207,187	0.2
4,692		Reinsurance Group of America, Inc.	573,503	0.4
12,652		SEI Investments Co.	708,512	0.5
4,861		Selective Insurance Group	329,722	0.2
4,067		Signature Bank	887,989	0.7
21,416		SLM Corp.	338,159	0.3
1,015		State Street Corp.	73,862	0.1
13,644		Stifel Financial Corp.	833,376	0.6
4,716		Synchrony Financial	182,415	0.1
15,666		Synovus Financial Corp.	662,828	0.5
780		T. Rowe Price Group, Inc.	126,469	0.1
3,210		Trustmark Corp.	96,814	0.1
9,064		UMB Financial Corp.	764,730	0.6
24,725		Umpqua Holdings Corp.	422,056	0.3
8,095		Unum Group	214,356	0.2
11,486		Webster Financial Corp.	635,291	0.5
1,868		Wintrust Financial Corp.	137,597	0.1
7,677		Zions Bancorp NA	408,186	0.3
			20,739,589	15.7

		Health Care: 10.7%
396	(1)	10X Genomics, Inc.	70,484	0.0
1,576	(1)	Acadia Pharmaceuticals, Inc.	77,177	0.0
1,075		Agilent Technologies, Inc.	131,225	0.1
1,186	(1)	Alexion Pharmaceuticals, Inc.	181,161	0.1
2,437	(1)	Amedisys, Inc.	618,121	0.5
1,950	(1)	Arrowhead Pharmaceuticals, Inc.	155,337	0.1
514	(1)	Bio-Rad Laboratories, Inc.	300,433	0.2
1,332		Bio-Techne Corp.	481,771	0.4
3,432		Cantel Medical Corp.	254,929	0.2
4,921	(1)	Charles River Laboratories International, Inc.	1,408,095	1.1
1,709		Chemed Corp.	760,864	0.6
2,318	(1)	Emergent Biosolutions, Inc.	222,528	0.2
861		Encompass Health Corp.	69,259	0.0
24,675	(1)	Exelixis, Inc.	534,460	0.4
3,624	(1)	Globus Medical, Inc.	226,500	0.2
1,785	(1)	Haemonetics Corp.	225,803	0.2
5,981	(1)	Halozyme Therapeutics, Inc.	270,640	0.2
1,416	(1)	HealthEquity, Inc.	116,608	0.1
3,492		Hill-Rom Holdings, Inc.	372,492	0.3
2,554	(1)	Incyte Corp., Ltd.	200,898	0.1
5,194	(1)	Jazz Pharmaceuticals PLC	872,800	0.7
2,861	(1)	LHC Group, Inc.	519,872	0.4
648	(1),(2)	Ligand Pharmaceuticals, Inc.	96,047	0.1
2,854	(1)	Masimo Corp.	715,583	0.5
1,241		McKesson Corp.	210,374	0.2
3,066	(1)	Medpace Holdings, Inc.	498,010	0.4
4,761	(1)	Molina Healthcare, Inc.	1,031,994	0.8
2,903	(1)	Nektar Therapeutics	65,869	0.0
379	(1)	Novocure Ltd.	56,509	0.0
5,707	(1)	NuVasive, Inc.	344,303	0.3
9,595		Patterson Cos., Inc.	298,021	0.2
803	(1),(2)	Penumbra, Inc.	228,397	0.2

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)(Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
2,808	(1)	PRA Health Sciences, Inc.	$ 413,927	0.3
2,907	(1)	Quidel Corp.	477,504	0.4
451	(1)	Repligen Corp.	95,788	0.1
1,514	(1)	Staar Surgical Co.	157,471	0.1
6,779	(1)	Tenet Healthcare Corp.	345,865	0.3
2,366	(1)	United Therapeutics Corp.	395,548	0.3
1,645	(1)	Veeva Systems, Inc.	460,781	0.3
603		West Pharmaceutical Services, Inc.	169,232	0.1
			14,132,680	10.7

		Industrials: 19.0%
4,815		Acuity Brands, Inc.	593,690	0.4
5,899		AGCO Corp.	763,803	0.6
7,557		Allison Transmission Holdings, Inc.	286,561	0.2
2,403		Ametek, Inc.	283,482	0.2
1,468		AO Smith Corp.	87,155	0.1
6,391	(1)	ASGN, Inc.	594,171	0.4
1,913	(1)	Avis Budget Group, Inc.	106,267	0.1
1,888	(1)	Axon Enterprise, Inc.	312,445	0.2
1,621		Booz Allen Hamilton Holding Corp.	125,044	0.1
1,803		Brink's Co.	138,525	0.1
10,326	(1)	Builders FirstSource, Inc.	446,754	0.3
2,903	(1)	CACI International, Inc.	642,550	0.5
4,784		Carlisle Cos., Inc.	694,876	0.5
4,403	(1)	Clean Harbors, Inc.	374,915	0.3
2,591	(1)	Copart, Inc.	282,834	0.2
262	(1)	CoStar Group, Inc.	215,825	0.2
9,130		Crane Co.	765,642	0.6
1,976		Curtiss-Wright Corp.	218,328	0.2
3,402	(1)	Dycom Industries, Inc.	260,525	0.2
8,907		EMCOR Group, Inc.	867,275	0.7
1,426		Fortive Corp.	93,859	0.1
1,534		Fortune Brands Home & Security, Inc.	127,537	0.1
2,141	(1)	FTI Consulting, Inc.	245,252	0.2
4,600	(1)	Generac Holdings, Inc.	1,515,976	1.1
2,328		Graco, Inc.	161,447	0.1
15,301		GrafTech International Ltd.	181,011	0.1
9,545		Herman Miller, Inc.	366,098	0.3
5,254		Hubbell, Inc.	932,638	0.7
11,048	(1)	IAA, Inc.	647,744	0.5
11,528		ITT, Inc.	956,593	0.7
6,595	(1)	JetBlue Airways Corp.	121,546	0.1
2,088		Johnson Controls International plc	116,490	0.1
17,189		KBR, Inc.	532,859	0.4
15,546		Knight-Swift Transportation Holdings, Inc.	671,587	0.5
600		Lennox International, Inc.	167,862	0.1
3,830		Manpowergroup, Inc.	361,705	0.3
4,154		Masco Corp.	221,076	0.2
6,254	(1)	Mastec, Inc.	542,535	0.4
2,763	(1)	Middleby Corp.	404,531	0.3
7,053		MSC Industrial Direct Co.	607,475	0.5
2,404		Nordson Corp.	462,554	0.3
20,148		nVent Electric PLC	529,086	0.4
344		Old Dominion Freight Line	73,881	0.1
10,596		Owens Corning, Inc.	858,488	0.6
7,088		Regal Beloit Corp.	968,717	0.7
1,961		Republic Services, Inc.	174,706	0.1
426		Rockwell Automation, Inc.	103,637	0.1
6,989		Ryder System, Inc.	473,645	0.4
2,701		Science Applications International Corp.	232,637	0.2
4,155		Simpson Manufacturing Co., Inc.	404,946	0.3
4,773	(1)	Sunrun, Inc.	298,694	0.2
4,842		Tetra Tech, Inc.	669,988	0.5
11,992		Timken Co.	939,573	0.7
1,282		Toro Co.	129,187	0.1
1,283		TransUnion	108,041	0.1
1,084	(1)	Trex Co., Inc.	99,338	0.1
27,698	(1)	Univar Solutions, Inc.	551,467	0.4
273		Watsco, Inc.	66,366	0.0
11,944		Werner Enterprises, Inc.	512,636	0.4
615		Woodward, Inc.	70,245	0.1
2,943	(1)	XPO Logistics, Inc.	343,154	0.3
			25,107,474	19.0

		Information Technology: 13.9%
887	(1)	Akamai Technologies, Inc.	83,821	0.1
1,273		Alliance Data Systems Corp.	122,845	0.1
3,082		Amdocs Ltd.	233,646	0.2
2,445	(1)	Anaplan, Inc.	158,901	0.1
8,909	(1)	Arrow Electronics, Inc.	893,216	0.7
1,263	(1)	Avalara, Inc.	198,215	0.2
10,065		Avnet, Inc.	383,175	0.3
1,097		Blackbaud, Inc.	75,496	0.1
1,023		Brooks Automation, Inc.	85,073	0.1
3,232	(1)	Cadence Design Systems, Inc.	456,003	0.4
2,864	(1)	Ceridian HCM Holding, Inc.	256,786	0.2
14,009	(1)	Ciena Corp.	730,850	0.6
3,903	(1)	Cirrus Logic, Inc.	319,187	0.2
4,708		Cognex Corp.	388,834	0.3
7,145	(1)	Commvault Systems, Inc.	455,351	0.3
1,344	(1)	Concentrix Corp.	165,997	0.1
2,068	(1)	Cree, Inc.	234,635	0.2
11,401	(1)	Dropbox, Inc.	257,036	0.2
328	(1)	Enphase Energy, Inc.	57,748	0.0
937	(1)	Euronet Worldwide, Inc.	140,840	0.1
1,371	(1)	F5 Networks, Inc.	260,463	0.2
909	(1)	Fair Isaac Corp.	415,913	0.3
3,778	(1)	FireEye, Inc.	72,991	0.1
694	(1)	First Solar, Inc.	56,228	0.0
998	(1)	Fortinet, Inc.	168,512	0.1
2,381	(1)	GoDaddy, Inc.	193,147	0.2
305	(1)	HubSpot, Inc.	157,075	0.1
3,179	(1)	II-VI, Inc.	267,990	0.2
2,686	(1)	j2 Global, Inc.	299,167	0.2
15,778		Jabil, Inc.	681,136	0.5
505		KLA Corp.	157,171	0.1
4,089	(1),(2)	Lumentum Holdings, Inc.	368,010	0.3
3,446		MKS Instruments, Inc.	568,245	0.4

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)(Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
2,899		Monolithic Power Systems, Inc.	$ 1,085,733	0.8
7,816	(1)	NCR Corp.	271,684	0.2
1,415		NetApp, Inc.	88,579	0.1
662	(1)	Palo Alto Networks, Inc.	237,201	0.2
1,652	(1)	Paylocity Holding Corp.	315,846	0.2
1,389	(1)	Proofpoint, Inc.	167,958	0.1
2,098	(1)	PTC, Inc.	287,300	0.2
4,460	(1)	Qualys, Inc.	433,334	0.3
7,836	(1)	Semtech Corp.	574,457	0.4
4,976	(1)	Silicon Laboratories, Inc.	774,962	0.6
1,691	(1)	Slack Technologies, Inc.	69,213	0.1
2,645	(1)	SolarEdge Technologies, Inc.	789,030	0.6
11,353		Switch, Inc.	196,861	0.2
3,036	(1)	Synaptics, Inc.	406,915	0.3
6,148		SYNNEX Corp.	548,156	0.4
900	(1)	Synopsys, Inc.	220,689	0.2
3,870		Teradyne, Inc.	497,721	0.4
3,312		Universal Display Corp.	701,117	0.5
28,890		Vishay Intertechnology, Inc.	689,604	0.5
2,715	(1)	WEX, Inc.	565,670	0.4
			18,285,733	13.9

		Materials: 5.2%
550		Aptargroup, Inc.	71,538	0.1
4,850		Ashland Global Holdings, Inc.	407,982	0.3
5,297		Avient Corp.	228,936	0.2
8,885	(1)	Axalta Coating Systems Ltd.	242,916	0.2
2,825	(1)	Berry Global Group, Inc.	156,505	0.1
11,668		Cabot Corp.	574,416	0.4
11,225		Chemours Co.	264,124	0.2
16,024		Commercial Metals Co.	403,004	0.3
3,829		Compass Minerals International, Inc.	241,572	0.2
6,571		Domtar Corp.	243,455	0.2
619		Eastman Chemical Co.	67,632	0.1
1,528		Greif, Inc. - Class A	73,802	0.1
2,825		Huntsman Corp.	77,122	0.1
11,585		Louisiana-Pacific Corp.	551,562	0.4
5,629		Minerals Technologies, Inc.	400,954	0.3
287		NewMarket Corp.	108,767	0.1
973		Reliance Steel & Aluminum Co.	128,631	0.1
6,731		Royal Gold, Inc.	698,072	0.5
12,248		RPM International, Inc.	975,431	0.7
2,114		Scotts Miracle-Gro Co.	450,599	0.3
10,693		Steel Dynamics, Inc.	444,615	0.3
			6,811,635	5.2

		Real Estate: 8.9%
456		Alexandria Real Estate Equities, Inc.	72,819	0.1
6,263		American Homes 4 Rent	195,030	0.1
2,674		Apartment Income REIT Corp.	109,313	0.1
20,545		Brixmor Property Group, Inc.	404,325	0.3
4,541		Camden Property Trust	472,945	0.4
4,914	(1)	CBRE Group, Inc.	372,334	0.3
20,653		Corporate Office Properties Trust SBI MD	536,978	0.4
6,586		Cousins Properties, Inc.	220,894	0.2
1,264		CyrusOne, Inc.	82,956	0.1
2,374		Duke Realty Corp.	93,179	0.1
4,871		EastGroup Properties, Inc.	662,992	0.5
15,260		First Industrial Realty Trust, Inc.	651,755	0.5
5,352		Gaming and Leisure Properties, Inc.	237,629	0.2
16,306		Highwoods Properties, Inc.	651,588	0.5
17,573		Hudson Pacific Properties, Inc.	449,693	0.3
9,493		Invitation Homes, Inc.	276,626	0.2
4,001	(1)	Jones Lang LaSalle, Inc.	696,094	0.5
6,161		Kilroy Realty Corp.	390,977	0.3
3,768		Lamar Advertising Co.	326,271	0.2
8,091		Life Storage, Inc.	678,835	0.5
27,437		Medical Properties Trust, Inc.	592,365	0.4
2,637		National Retail Properties, Inc.	115,606	0.1
3,422		Omega Healthcare Investors, Inc.	127,093	0.1
6,042		Outfront Media, Inc.	122,532	0.1
9,189		Physicians Realty Trust	156,213	0.1
6,797		PotlatchDeltic Corp.	344,948	0.3
2,866		PS Business Parks, Inc.	415,169	0.3
6,497		Rexford Industrial Realty, Inc.	310,037	0.2
11,279		Sabra Healthcare REIT, Inc.	194,224	0.1
13,477		Service Properties Trust	173,045	0.1
4,646		Spirit Realty Capital, Inc.	199,871	0.2
1,645		Sun Communities, Inc.	249,958	0.2
6,726		Urban Edge Properties	110,979	0.1
2,749		VEREIT, Inc.	107,211	0.1
9,424		VICI Properties, Inc.	268,584	0.2
17,186		Weingarten Realty Investors	436,352	0.3
7,196		Weyerhaeuser Co.	243,728	0.2
			11,751,148	8.9

		Utilities: 3.3%
1,926		American Water Works Co., Inc.	273,261	0.2
8,172		Black Hills Corp.	483,455	0.4
582		DTE Energy Co.	68,513	0.1
3,040		Entergy Corp.	263,902	0.2
5,148		Essential Utilities, Inc.	216,525	0.2
2,312		Evergy, Inc.	123,993	0.1
4,068		MDU Resources Group, Inc.	114,311	0.1
1,560		National Fuel Gas Co.	70,886	0.1
6,093		NorthWestern Corp.	356,319	0.3
24,565		OGE Energy Corp.	719,017	0.5
1,261		Public Service Enterprise Group, Inc.	67,880	0.0
4,919		Southwest Gas Holdings, Inc.	306,700	0.2
6,509		Spire, Inc.	432,328	0.3
15,401		UGI Corp.	590,012	0.4

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)(Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
12,771	Vistra Corp.	$ 220,300	0.2
		4,307,402	3.3

	Total Common Stock
	(Cost $97,433,258)	129,744,484	98.4

EXCHANGE-TRADED FUNDS: 1.3%
6,929	iShares Core S&P Mid-Cap ETF	1,726,845	1.3

	Total Exchange-Traded Funds
	(Cost $1,653,030)	1,726,845	1.3

	Total Long-Term Investments
	(Cost $99,086,288)	131,471,329	99.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Repurchase Agreements: 1.0%
324,488	(3) Citigroup, Inc., Repurchase Agreement dated 02/26/21, 0.02%, due 03/01/21 (Repurchase Amount $324,489, collateralized by various U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $330,978, due 08/27/21-05/01/58)	324,488	0.2
1,000,000	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 02/26/21, 0.03%, due 03/01/21 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 03/16/21-04/01/53)	1,000,000	0.8

	Total Repurchase Agreements
	(Cost $1,324,488)	1,324,488	1.0

	Mutual Funds: 0.3%
381,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $381,000)	$ 381,000	0.3

	Total Short-Term Investments
	(Cost $1,705,488)	1,705,488	1.3

	Total Investments in Securities (Cost $100,791,776)	$ 133,176,817	101.0
	Liabilities in Excess of Other Assets	(1,366,782)	(1.0)
	Net Assets	$ 131,810,035	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2021.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the assets and liabilities:

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)(Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2021
Asset Table
Investments, at fair value
Common Stock*	$129,744,484	$–	$–	$129,744,484
Exchange-Traded Funds	1,726,845	–	–	1,726,845
Short-Term Investments	381,000	1,324,488	–	1,705,488
Total Investments, at fair value	$131,852,329	$1,324,488	$–	$133,176,817

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $101,541,048.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$34,394,343
Gross Unrealized Depreciation	(2,758,574)
Net Unrealized Appreciation	$31,635,769